BANK LOAN (Details) - USD ($)		12 Months Ended
	Nov. 14, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Total		$ 1,105,741	$ 1,105,567
Bank loan, renewable term	1 year
Floating interest rate spread	1.00%
Cash deposit for pledging of loan	$ 2,000,000
Interest expense on loan		11,991	16,194	$ 14,396
PT Bank UOB Indonesia
Short-term Debt [Line Items]
Total		$ 1,105,741	$ 1,105,567
Bank overdraft
Short-term Debt [Line Items]
Maximum amount available under credit facility	$ 1,900,000